Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Expected volatility	100.00%	100.00%
Expected term	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	1.15%	1.15%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	2.41%	2.41%